Derivatives and Hedging - Impact of changes in fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives and Hedging
Amount of gain/(loss) recognized in statements of operations	$ 12
Amount of gain/(loss) recognized in statements of operations, financial statement location	Loss before income taxes and share of losses from equity method investments	Loss before income taxes and share of losses from equity method investments	Loss before income taxes and share of losses from equity method investments
Amount reclassified from accumulated other comprehensive loss	$ 4
Total net gain on the interest rate swap contract is expected to be reclassified	32
Interest rate swaps
Derivatives and Hedging
Amount reclassified from accumulated other comprehensive loss	4
Total net gain on the interest rate swap contract is expected to be reclassified	8
Derivatives designated as hedging instruments
Derivatives and Hedging
Amount of gain/(loss) recognized in other comprehensive loss	(4)
Amount of gain/(loss) recognized in statements of operations	$ 4
Amount of gain/(loss) recognized in statements of operations, financial statement location	Interest Expense	Interest Expense	Interest Expense
Derivatives designated as hedging instruments | Interest rate swaps
Derivatives and Hedging
Amount of gain/(loss) recognized in other comprehensive loss	$ 32
Derivatives not designated as hedging instruments | Earnout Shares
Derivatives and Hedging
Amount of gain/(loss) recognized in statements of operations	$ 10
Amount of gain/(loss) recognized in statements of operations, financial statement location	Fair value movement on earnouts and warrants derivative liabilities	Fair value movement on earnouts and warrants derivative liabilities	Fair value movement on earnouts and warrants derivative liabilities
Derivatives not designated as hedging instruments | Warrants
Derivatives and Hedging
Amount of gain/(loss) recognized in statements of operations	$ (2)
Amount of gain/(loss) recognized in statements of operations, financial statement location	Fair value movement on earnouts and warrants derivative liabilities	Fair value movement on earnouts and warrants derivative liabilities	Fair value movement on earnouts and warrants derivative liabilities